Basis of preparation - Disclosure of impacts of adoption of consolidated statement of financial position (Parenthetical) (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Dec. 01, 2019	Nov. 30, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilitites	$ 2,980	$ 3,192	$ 3,192
Right of use assets	2,618	2,954	0
Deficit	$ (300,129)	$ 0	$ (277,462)